Basis of Presentation and Significant Accounting Policies (Details) - Schedule of years depreciation method	12 Months Ended
Dec. 31, 2022
Year 1 [Member]
Basis of Presentation and Significant Accounting Policies (Details) - Schedule of years depreciation method [Line Items]
Rate	5/15
Percentage	33.33%
Year 1 [Member] | Computer software [Member]
Basis of Presentation and Significant Accounting Policies (Details) - Schedule of years depreciation method [Line Items]
Rate	5/15
Percentage	33.33%
Year 2 [Member]
Basis of Presentation and Significant Accounting Policies (Details) - Schedule of years depreciation method [Line Items]
Rate	4/15
Percentage	26.67%
Year 2 [Member] | Computer software [Member]
Basis of Presentation and Significant Accounting Policies (Details) - Schedule of years depreciation method [Line Items]
Rate	4/15
Percentage	26.67%
Year 3 [Member]
Basis of Presentation and Significant Accounting Policies (Details) - Schedule of years depreciation method [Line Items]
Rate	3/15
Percentage	20.00%
Year 3 [Member] | Computer software [Member]
Basis of Presentation and Significant Accounting Policies (Details) - Schedule of years depreciation method [Line Items]
Rate	3/15
Percentage	20.00%
Year 4 [Member]
Basis of Presentation and Significant Accounting Policies (Details) - Schedule of years depreciation method [Line Items]
Rate	2/15
Percentage	13.33%
Year 4 [Member] | Computer software [Member]
Basis of Presentation and Significant Accounting Policies (Details) - Schedule of years depreciation method [Line Items]
Rate	2/15
Percentage	13.33%
Year 5 [Member]
Basis of Presentation and Significant Accounting Policies (Details) - Schedule of years depreciation method [Line Items]
Rate	1/15
Percentage	6.67%
Year 5 [Member] | Computer software [Member]
Basis of Presentation and Significant Accounting Policies (Details) - Schedule of years depreciation method [Line Items]
Rate	1/15
Percentage	6.67%